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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 29, 2016

Date of reporting period:	May 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
May 31, 2015 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Consumer Discretionary - 9.0%
Automobiles - 1.8%
General Motors Company	53,405	$1,920,978

Household Durables - 0.1%
UCP, Inc. - Class A *	9,045	73,897

Media - 7.1%
Discovery Communications, Inc. - Series C *	136,605	4,295,544
Liberty Media Corporation - Series C *	59,765	2,268,680
Nexstar Broadcasting Group, Inc. - Class A	11,635	661,915
Reading International, Inc. - Class A *	8,000	106,960
		7,333,099
Consumer Staples - 1.2%
Beverages - 0.1%
Coca-Cola Company (The)	1,460	59,802

Food & Staples Retailing - 0.0% (a)
Tesco plc - ADR	500	4,870

Food Products - 1.1%
Post Holdings, Inc. *	27,285	1,180,349

Energy - 18.2%
Energy Equipment & Services - 13.6%
Atwood Oceanics, Inc.	60,375	1,857,739
CARBO Ceramics, Inc.	1,890	80,608
Diamond Offshore Drilling, Inc.	80,986	2,457,115
Ensco plc - Class A	79,720	1,873,420
Era Group, Inc. *	124,779	2,620,359
Halliburton Company	36,190	1,643,026
Key Energy Services, Inc. *	520,505	1,171,136
Pacific Drilling S.A. *	5,500	20,625
Pioneer Energy Services Corporation *	6,505	45,665
Tidewater, Inc.	46,070	1,130,558
Unit Corporation *	37,445	1,180,641
		14,080,892

Oil, Gas & Consumable Fuels - 4.6%
Apache Corporation	18,910	1,131,574
Ardmore Shipping Corporation	1,000	11,620
Bill Barrett Corporation *	4,440	39,205
Cloud Peak Energy, Inc. *	330,545	1,907,245
Exxon Mobil Corporation	180	15,336
Hallador Energy Company	9,724	82,654
Stone Energy Corporation *	38,100	517,398
Total S.A. - ADR	21,520	1,086,545
		4,791,577
Financials - 24.7%
Banks - 7.3%
Old National Bancorp	4,590	62,470
Trustmark Corporation	2,005	47,819
U.S. Bancorp	45,026	1,941,071

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Financials - 24.7% (Continued)
Banks - 7.3% (Continued)
Wells Fargo & Company	98,482	$5,511,053
		7,562,413
Diversified Financial Services - 6.0%
Berkshire Hathaway, Inc. - Class B *	39,165	5,600,595
PICO Holdings, Inc. *	38,265	604,970
		6,205,565
Insurance - 9.5%
Enstar Group Ltd. *	25,166	3,815,669
Loews Corporation	31,525	1,264,783
Markel Corporation *	4,668	3,607,244
White Mountains Insurance Group Ltd.	1,756	1,140,065
		9,827,761
Real Estate Management & Development - 1.9%
InterGroup Corporation (The) *	98,966	1,984,268

Health Care - 1.5%
Health Care Providers & Services - 1.5%
DaVita HealthCare Partners, Inc. *	18,120	1,518,094
VCA, Inc. *	200	10,492
		1,528,586
Industrials - 19.5%
Building Products - 0.1%
Insteel Industries, Inc.	5,235	103,915

Construction & Engineering - 15.1%
Chicago Bridge & Iron Company N.V.	108,975	5,912,983
Jacobs Engineering Group, Inc. *	90,710	3,924,115
Layne Christensen Company *	342,525	2,788,153
Orion Marine Group, Inc. *	396,855	2,980,381
		15,605,632
Electrical Equipment - 1.1%
Emerson Electric Company	100	6,031
Encore Wire Corporation	1,460	63,773
Powell Industries, Inc.	29,380	1,065,906
		1,135,710
Machinery - 3.1%
Altra Industrial Motion Corporation	1,200	33,000
Colfax Corporation *	41,630	2,097,736
Dynamic Materials Corporation	95,870	1,064,157
		3,194,893
Marine - 0.0% (a)
Matson, Inc.	600	24,168

Trading Companies & Distributors - 0.1%
Houston Wire & Cable Company	15,785	141,276

Information Technology - 3.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	7,620	223,342

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Information Technology - 3.6% (Continued)
Electronic Equipment, Instruments & Components - 1.5%
Corning, Inc.	2,560	$53,555
Dolby Laboratories, Inc. - Class A	300	11,745
Maxwell Technologies, Inc. *	227,110	1,158,261
Mesa Laboratories, Inc.	3,340	294,789
Vishay Precision Group, Inc. *	900	11,880
		1,530,230
Internet Software & Services - 0.3%
SpendSmart Networks, Inc. *	517,700	336,505

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	460	59,929
Avid Technology, Inc. *	86,549	1,541,437
EMC Corporation	3,150	82,971
		1,684,337
Materials - 13.2%
Chemicals - 0.6%
American Vanguard Corporation	5,380	74,136
Chase Corporation	14,516	591,237
		665,373
Metals & Mining - 12.6%
Agnico Eagle Mines Ltd.	76,745	2,468,887
Anglo American plc - ADR	13,240	103,537
Asanko Gold, Inc. *	100,000	167,000
B2Gold Corporation *	66,625	113,262
Banro Corporation *	581,050	201,508
Compañia de Minas Buenaventura S.A. - ADR	7,005	78,456
Comstock Mining, Inc. *	2,377,108	1,711,518
Eldorado Gold Corporation	156,205	754,470
Goldcorp, Inc.	3,760	66,778
Kinross Gold Corporation *	50,965	119,768
Randgold Resources Ltd. - ADR	33,390	2,411,760
Seabridge Gold, Inc. *	247,493	1,519,607
Signature Group Holdings, Inc. *	115,995	1,282,905
Synalloy Corporation	63,447	918,712
Timmins Gold Corporation *	130,000	78,520
Yamana Gold, Inc.	297,375	1,067,576
		13,064,264
Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	2,270	78,406

Utilities - 0.2%
Electric Utilities - 0.2%
Exelon Corporation	5,220	176,592

Total Common Stocks (Cost $94,658,461)		$94,518,700

CM Advisors Fund
Schedule of Investments (Continued)

CLOSED-END FUNDS - 0.5%	Shares	Value
ASA Gold and Precious Metals Ltd. (Cost $621,395)	51,310	$547,478

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
Market Vectors® Junior Gold Miners ETF	73,025	$1,875,282
SPDR S&P Oil & Gas Exploration & Production ETF	2,500	123,875
Total Exchange-Traded Funds (Cost $2,189,098)		$1,999,157

WARRANTS – 0.0%	Shares	Value
SpendSmart Payment Company (The) * (b) (Cost $0)	542,100	$0

PUT OPTION CONTRACTS - 0.0% (a)	Contracts	Value
iShares Russell 2000 ETF, 06/30/15 at $90	1,908	$3,816
SPDR S&P 500 ETF, 06/19/15 at $160	1,540	2,310
Total Put Option Contracts (Cost $1,042,860)		$6,126

MONEY MARKET FUNDS - 6.3%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $6,541,691)	6,541,691	$6,541,691

Total Investments at Value - 99.9% (Cost $105,053,505)		$103,613,152

Other Assets in Excess of Liabilities - 0.1%		92,186

Net Assets - 100.0%		$103,705,338

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 as May 31, 2015, representing 0.0% of net assets.
(c)	The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
May 31, 2015 (Unaudited)

COMMON STOCKS - 78.0%	Shares	Value
Consumer Discretionary - 2.8%
Auto Components - 1.4%
Superior Industries International, Inc.	36,350	$701,191

Household Durables - 0.5%
UCP, Inc. - Class A *	32,433	264,978

Media - 0.9%
Reading International, Inc. - Class A *	34,695	463,872

Energy - 21.0%
Energy Equipment & Services - 15.3%
Atwood Oceanics, Inc.	47,385	1,458,036
CARBO Ceramics, Inc.	16,700	712,255
Diamond Offshore Drilling, Inc.	45,049	1,366,787
Era Group, Inc. *	47,143	990,003
Key Energy Services, Inc. *	523,495	1,177,864
Pioneer Energy Services Corporation *	65,982	463,194
Profire Energy, Inc. *	100,000	138,000
Tidewater, Inc.	28,622	702,384
Unit Corporation *	27,125	855,251
		7,863,774
Oil, Gas & Consumable Fuels - 5.7%
Ardmore Shipping Corporation	99,055	1,151,019
Bill Barrett Corporation *	63,455	560,308
Cloud Peak Energy, Inc. *	135,000	778,950
Stone Energy Corporation *	29,840	405,227
		2,895,504
Financials - 12.6%
Banks - 3.5%
Old National Bancorp	80,070	1,089,753
Trustmark Corporation	30,450	726,232
		1,815,985
Diversified Financial Services - 0.9%
PICO Holdings, Inc. *	28,345	448,134

Insurance - 7.3%
Enstar Group Ltd. *	12,629	1,914,809
White Mountains Insurance Group Ltd.	2,782	1,806,186
		3,720,995
Real Estate Management & Development - 0.9%
InterGroup Corporation (The) *	22,265	446,413

Industrials - 19.1%
Air Freight & Logistics - 0.4%
Radiant Logistics, Inc. *	40,000	230,000

Commercial Services & Supplies - 1.6%
Brady Corporation - Class A	32,560	823,768

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 78.0% (Continued)	Shares	Value
Industrials - 19.1% (Continued)
Construction & Engineering - 9.1%
Chicago Bridge & Iron Company N.V.	28,501	$1,546,464
Layne Christensen Company *	240,095	1,954,373
Orion Marine Group, Inc. *	151,638	1,138,802
		4,639,639
Electrical Equipment - 3.0%
Encore Wire Corporation	3,294	143,882
Powell Industries, Inc.	38,995	1,414,738
		1,558,620
Machinery - 4.1%
Altra Industrial Motion Corporation	9,300	255,750
Dynamic Materials Corporation	102,290	1,135,419
Lydall, Inc. *	25,100	687,991
		2,079,160
Trading Companies & Distributors - 0.9%
Houston Wire & Cable Company	48,727	436,107

Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 1.1%
Maxwell Technologies, Inc. *	107,468	548,087

Internet Software & Services - 0.0% (a)
SpendSmart Networks, Inc. *	53,900	35,035

Technology Hardware, Storage & Peripherals - 1.3%
Avid Technology, Inc. *	30,800	548,548
Xplore Technologies Corporation *	20,000	124,800
		673,348
Materials - 19.9%
Chemicals - 3.5%
American Vanguard Corporation	43,708	602,296
Chase Corporation	10,907	444,242
CVR Partners, L.P.	52,796	752,343
		1,798,881
Metals & Mining - 16.4%
Asanko Gold, Inc. *	802,020	1,339,373
B2Gold Corporation *	561,571	954,671
Compañia de Minas Buenaventura S.A. - ADR	45,000	504,000
Comstock Mining, Inc. *	1,433,389	1,032,040
Eldorado Gold Corporation	136,000	656,880
Kinross Gold Corporation *	270,000	634,500
Seabridge Gold, Inc. *	77,500	475,850
Signature Group Holdings, Inc. *	78,281	865,788
Synalloy Corporation	63,874	924,896
Yamana Gold, Inc.	280,000	1,005,200
		8,393,198

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 78.0% (Continued)	Shares	Value
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Fusion Telecommunications International, Inc. *	35,000	$108,500

Total Common Stocks (Cost $40,289,792)		$39,945,189

EXCHANGE-TRADED FUNDS - 4.4%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF	15,275	$756,877
SPDR S&P Regional Banking ETF	36,000	1,517,040
Total Exchange-Traded Funds (Cost $2,204,344)		$2,273,917

WARRANTS – 0.0%	Shares	Value
SpendSmart Payment Company (The) * (b) (Cost $0)	57,900	$0

MONEY MARKET FUNDS - 18.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (c) (Cost $9,235,558)	9,235,558	$9,235,558

Total Investments at Value - 100.4% (Cost $51,729,694)		$51,454,664

Liabilities in Excess of Other Assets - (0.4%)		(227,224)

Net Assets - 100.0%		$51,227,440

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at May 31, 2015, representing 0.0% of net assets.
(c)	The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2015 (Unaudited)

CORPORATE BONDS - 29.4%	Par Value	Value
Consumer Discretionary - 4.9%
Auto Components - 0.8%
Johnson Controls, Inc., 5.50%, due 01/15/16	$1,002,000	$1,031,331

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	437,371
Starbucks Corporation, 6.25%, due 08/15/17	300,000	332,873
		770,244
Household Durables - 0.6%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	527,500
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	205,902
		733,402
Media - 1.9%
Comcast Corporation,
5.90%, due 03/15/16	914,000	951,054
6.30%, due 11/15/17	200,000	224,303
5.70%, due 05/15/18	400,000	450,003
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	219,197
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	413,125
		2,257,682
Multiline Retail - 0.5%
Kohl's Corporation, 6.25%, due 12/15/17	500,000	556,461

Specialty Retail - 0.5%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	622,103

Consumer Staples - 0.5%
Beverages - 0.2%
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	331,265

Household Products - 0.3%
Clorox Company (The), 3.55%, due 11/01/15	335,000	339,121

Energy - 3.7%
Energy Equipment & Services - 2.2%
Rowan Companies, Inc., 7.875 , due 08/01/19	910,000	1,026,416
Transocean, Inc., 7.375%, due 04/15/18	855,000	893,475
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	397,508
6.00%, due 03/15/18	300,000	319,198
		2,636,597
Oil, Gas & Consumable Fuels - 1.5%
Cloud Peak Energy, Inc., 8.50%, due 12/15/19	1,243,000	1,187,065
ONEOK Partners, LP, 8.625%, due 03/01/19	25,000	29,925
Valero Energy Corporation, 6.125%, due 06/15/17	570,000	623,342
		1,840,332
Financials - 1.4%
Commercial Banks - 0.5%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	552,590

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 29.4% (Continued)	Par Value	Value
Financials - 1.4% (Continued)
Consumer Finance - 0.9%
American Express Company,
7.00%, due 03/19/18	$800,000	$914,923
8.125%, due 05/20/19	200,000	245,264
		1,160,187
Health Care - 1.3%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	898,241

Pharmaceuticals - 0.5%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	641,241

Industrials - 8.2%
Aerospace & Defense - 0.2%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	220,624

Building Products - 0.6%
Masco Corporation,
6.125%, due 10/03/16	300,000	318,750
5.85%, due 03/15/17	400,000	424,640
		743,390
Commercial Services & Supplies - 0.0% (a)
Pitney Bowes, Inc., 5.75%, due 09/15/17	31,000	33,578

Communications Equipment - 0.9%
Juniper Networks, Inc., 3.10%, due 03/15/16	1,007,000	1,023,872

Construction & Engineering - 1.4%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1,705,000	1,756,150

Electrical Equipment - 0.7%
Eaton Corporation, 8.10%, due 08/15/22	150,000	194,324
Emerson Electric Company, 5.25%, due 10/15/18	570,000	636,880
		831,204
Health Care Providers & Services - 0.9%
Laboratory Corporation of America Holdings, 3.125%, due 05/15/16	1,038,000	1,056,942

Machinery - 0.8%
Dover Corporation, 5.45%, due 03/15/18	115,000	128,060
Harsco Corporation, 2.70%, due 10/15/15	885,000	887,213
		1,015,273
Road & Rail - 2.2%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	939,496
CSX Corporation, 6.25%, due 03/15/18	500,000	564,828
Norfolk Southern Corporation, 5.75%, due 01/15/16	947,000	973,954
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	226,762
		2,705,040

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 29.4% (Continued)	Par Value	Value
Industrials - 8.2% (Continued)
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc., 2.65%, due 06/15/16	$633,000	$644,790

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc., 6.625%, due 09/15/16	500,000	531,983
Corning, Inc., 7.25%, due 08/15/36	500,000	644,640
		1,176,623
IT Services - 0.9%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	502,804
Western Union Company (The), 5.93%, due 10/01/16	600,000	634,406
		1,137,210
Software - 0.8%
Intuit, Inc., 5.75%, due 03/15/17	946,000	1,018,700

Materials - 6.2%
Chemicals - 0.8%
Cytec Industries, Inc., 8.95%, due 07/01/17	325,000	366,623
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	538,408
		905,031
Construction Materials - 0.5%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	595,000

Metals & Mining - 4.9%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	883,506
5.87%, due 02/23/22	1,200,000	1,335,000
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	421,563
ArcelorMittal, 5.25% (b), due 02/25/17	960,000	1,000,800
Commercial Metals Company,
6.50%, due 07/15/17	420,000	446,250
7.35%, due 08/15/18	230,000	249,550
Nucor Corporation, 5.85%, due 06/01/18	300,000	336,038
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	380,210
Southern Copper Corporation, 6.375%, due 07/27/15	972,000	977,929
		6,030,846
Utilities - 0.5%
Multi-Utilities - 0.5%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	640,877

Total Corporate Bonds (Cost $33,299,653)		$35,905,947

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. GOVERNMENT OBLIGATIONS - 65.2%	Par Value	Value
U.S. Treasury Bills (c) - 22.9%
0.100%, due 06/18/15	$12,000,000	$11,999,916
0.075%, due 07/30/15	10,000,000	10,000,000
0.070%, due 11/12/15	6,000,000	5,998,494
		27,998,410
U.S. Treasury Notes - 42.3%
0.375%, due 01/15/16	5,000,000	5,006,250
0.375%, due 04/30/16	6,000,000	6,005,154
4.625%, due 02/15/17	5,000,000	5,346,485
0.875%, due 05/15/17	6,000,000	6,033,282
0.750%, due 12/31/17	10,000,000	9,983,590
2.000%, due 07/31/20	6,000,000	6,144,372
2.375%, due 12/31/20	6,250,000	6,501,950
2.750%, due 11/15/23	6,250,000	6,622,556
		51,643,639

Total U.S. Government Obligations (Cost $78,663,186)		$79,642,049

MONEY MARKET FUNDS - 4.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (d) (Cost $5,906,121)	5,906,121	$5,906,121

Total Investments at Value - 99.4% (Cost $117,868,960)		$121,454,117

Other Assets in Excess of Liabilities - 0.6%		731,913

Net Assets - 100.0%		$122,186,030

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2015.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
May 31, 2015 (Unaudited)

1.	Securities Valuation
The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Option contracts held by CM Advisors Fund are classified as Level 2 since they are valued using “other significant observable inputs” at a price of the mean of the closing bid and ask prices.

Corporate Bonds and U.S. Government Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2015:

	Level 1	Level 2		Level 3	Total
CM Advisors Fund:

Common Stocks	$94,518,700	$-		$-	$94,518,700
Closed-End Funds	547,478	-		-	547,478
Exchange-Traded Funds	1,999,157	-		-	1,999,157
Warrants	-	0	*	-	0
Put Option Contracts	-	6,126		-	6,126
Money Market Funds	6,541,691	-		-	6,541,691
Total	$103,607,026	$6,126		$-	$103,613,152

	Level 1	Level 2		Level 3	Total
CM Advisors Small Cap Value Fund:

Common Stocks	$39,945,189	$-		$-	$39,945,189
Exchange-Traded Funds	2,273,917	-		-	2,273,917
Warrants	-	0	*	-	0
Money Market Funds	9,235,558	-		-	9,235,558
Total	$51,454,664	$0		$-	$51,454,664

CM Advisors Fixed Income Fund:

Corporate Bonds	$-	$35,905,947		$-	$35,905,947
U.S. Government Obligations	-	79,642,049		-	79,642,049
Money Market Funds	5,906,121	-		-	5,906,121
Total	$5,906,121	$115,547,996		$-	$121,454,117

*	CM Advisors Fund and CM Advisors Small Cap Value Fund hold Warrants which have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of May 31, 2015, the Funds did not have any transfers into or out of any Level. CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund did not hold any derivative instruments and the Funds did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2015:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund

Cost of portfolio investments	$105,115,524	$51,760,524	$117,868,960

Gross unrealized appreciation	$14,364,845	$3,629,300	$3,597,687
Gross unrealized depreciation	(15,867,217)	(3,935,160)	(12,530)

Net unrealized appreciation (depreciation)	$(1,502,372)	$(305,860)	$3,585,157

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 30, 2015

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	July 30, 2015

* Print the name and title of each signing officer under his or her signature.